COST OF SALES (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
Cost Of Sales
SCHEDULE OF COST OF SALES

Cost of subscription revenue consists primarily of managed hosting providers, other third-party service providers, and employee-related costs including payroll and benefits for our research analysts.

	For the three months ended		For the six months ended
	March 31, 2025	March 31, 2024	March 31, 2025	March 31, 2024
Wages and benefits – Research analysts	$97,972	$98,451	$193,886	$187,904
Bloomberg data and hosting	7,500	6,922	15,000	26,232
IT services and other	4,144	4,212	8,288	8,748
Total	$109,616	$109,585	$217,174	$222,884

Cost of subscription revenue consists primarily of managed hosting providers, other third-party service providers, and employee-related costs including payroll and benefits for our research analysts.

	September 30, 2024	September 30, 2023
Wages – Research analysts	$385,458	$326,439
Bloomberg data and hosting	41,498	73,862
IT services and other	18,510	9,404
Total	$445,466	$409,705